CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022
Debt Instrument [Line Items]
Gross proceeds from issuance of convertible note		$ (1,550,000)		$ (739,189)
Conversion price		80.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Share price		$ 0.01
Gross proceeds from issuance of convertible note		$ 1,550,000
Conversion principal amount		$ 1,705,000
Conversion price		6.00%
Share price		$ 0.70
Floor Price					$ 0.70
Convertible Debt [Member] | Streeterville Capital L L C [Member]
Debt Instrument [Line Items]
Conversion principal amount	$ 1,705,000
Conversion price	6.00%